As filed with the Securities and Exchange Commission on March 3, 2017

Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 2,482	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 2,486	☒

VANECK VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor
New York, New York 10017
(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
Immediately upon filing pursuant to paragraph (b)
x	On March 31, 2017 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 1,338 to its Registration Statement until March 31, 2017. Parts A and B of Registrant’s Post-Effective Amendment No. 1,338 under the Securities Act of 1933 and No. 1,342 under the Investment Company Act of 1940, filed on December 20, 2013, are incorporated by reference herein. Part C of Registrant’s Post-Effective Amendment No. 1,632 under the Securities Act of 1933 and No. 1,636 under the Investment Company Act of 1940, filed on September 18, 2014, is incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of March 2017.

VANECK VECTORS ETF TRUST

   By:    /s/ Jonathan R. Simon
                Name: Jonathan R. Simon
                                                       Title: Senior Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	March 3, 2017
David H. Chow
/s/ R. Alastair Short*	Trustee	March 3, 2017
R. Alastair Short
/s/ Peter J. Sidebottom*	Trustee	March 3, 2017
Peter J. Sidebottom
/s/ Richard D. Stamberger*	Trustee	March 3, 2017
Richard D. Stamberger
/s/ Jan F. van Eck*	President, Chief Executive Officer and Trustee	March 3, 2017
Jan F. van Eck
/s/ John J. Crimmins*	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	March 3, 2017
John J. Crimmins

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney‑in‑Fact